Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
9.	Inventories

	December 31, 2021	December 31, 2020
Current
Concentrate	$ 148,270	$ 48,504
Ore stockpiles	27,911	44,846
Materials and supplies	185,797	180,038
Provision against carrying value of materials and supplies	(71,961)	(75,426)

	$ 290,017	$ 197,962

Non-current
Ore stockpiles	$ 60,711	$ 37,557

	$ 60,711	$ 37,557

During the year ended December 31, 2021, $622.3 million (2020 - $669.4 million) of inventory was charged to cost of sales (Note 5).
During the year ended December 31, 2021, net reversals of $3.5 million (2020 - $2.7 million) were recognized in the consolidated statement of income relating to inventory write off and movement in provisions against carrying value. During the year ended December 31, 2021
,
no
inventory (2020 -
$
0.1

million) with a provision against its carrying value was sold.